Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current	$ 17,255,692	$ 18,013,114
Non-current	760,932,929	802,046,968
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	122	4,274
Unsecured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	15,455,782	16,168,473
Non-current	748,123,803	786,137,688
Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	1,799,788	1,840,367
Non-current	$ 12,809,126	$ 15,909,280